Loans and Allowance for Losses and Concentrations of Credit Risk - Financing Receivables Credit Quality Indicators (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 5,163,080	[1]	$ 4,747,289	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	28,296	[1]	33,263	[2]
Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	2,666,857	[1]	2,171,349	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	8,256	[1]	4,668	[2]
Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	907,824	[1]	882,532	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	11,841	[1]	10,801	[2]
Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,246,105	[1]	1,287,741	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	4,462	[1]	7,222	[2]
Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	162,743	[1]	201,865	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	3,618	[1]	6,118	[2]
Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	170,918	[1]	191,786	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	[1]	4,337	[2]
Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	8,633	[1]	12,016	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	119	[1]	117	[2]
On-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	2,135,467	[1]	1,679,851	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	27,580	[1]	29,592	[2]
On-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,385,008	[1]	999,566	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	8,036	[1]	3,971	[2]
On-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	336,478	[1]	289,694	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	11,841	[1]	10,756	[2]
On-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	330,509	[1]	280,380	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	4,462	[1]	4,389	[2]
On-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	50,362	[1]	62,947	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	3,122	[1]	6,022	[2]
On-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	32,636	[1]	47,149	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	[1]	4,337	[2]
On-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	474	[1]	115	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	119	[1]	117	[2]
Off-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	3,027,613	[1]	3,067,438	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	716	[1]	3,671	[2]
Off-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,281,849	[1]	1,171,783	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	220	[1]	697	[2]
Off-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	571,346	[1]	592,838	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	[1]	45	[2]
Off-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	915,596	[1]	1,007,361	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	[1]	2,833	[2]
Off-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	112,381	[1]	138,918	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	496	[1]	96	[2]
Off-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	138,282	[1]	144,637	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	[1]	0	[2]
Off-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	8,159	[1]	11,901	[1]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	[1]	0	[2]
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	122,830	[1],[3]	185,837	[1],[3]
Special Mention [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	26,633	[1],[3]	40,925	[1],[3]
Special Mention [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	20,594	[1],[3]	38,862	[1],[3]
Special Mention [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	55,912	[1],[3]	56,754	[1],[3]
Special Mention [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,835	[1],[3]	5,351	[1],[3]
Special Mention [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	17,278	[1],[3]	43,353	[1],[3]
Special Mention [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	578	[1],[3]	592	[1],[3]
Special Mention [Member] | On-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	47,171	[1],[3]	102,716	[1],[3]
Special Mention [Member] | On-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	15,656	[1],[3]	30,466	[1],[3]
Special Mention [Member] | On-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	4,973	[1],[3]	33,794	[1],[3]
Special Mention [Member] | On-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	19,357	[1],[3]	16,344	[1],[3]
Special Mention [Member] | On-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	918	[1],[3]	2,131	[1],[3]
Special Mention [Member] | On-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	6,267	[1],[3]	19,981	[1],[3]
Special Mention [Member] | On-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	0	[1],[3]	0	[1],[3]
Special Mention [Member] | Off-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	75,659	[1],[3]	83,121	[1],[3]
Special Mention [Member] | Off-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	10,977	[1],[3]	10,459	[1],[3]
Special Mention [Member] | Off-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	15,621	[1],[3]	5,068	[1],[3]
Special Mention [Member] | Off-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	36,555	[1],[3]	40,410	[1],[3]
Special Mention [Member] | Off-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	917	[1],[3]	3,220	[1],[3]
Special Mention [Member] | Off-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	11,011	[1],[3]	23,372	[1],[3]
Special Mention [Member] | Off-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	578	[1],[3]	592	[1],[3]
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	4,845,302	[1]	4,374,938	[1]
Pass [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	2,600,039	[1]	2,090,887	[1]
Pass [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	838,318	[1]	793,317	[1]
Pass [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,144,438	[1]	1,174,779	[1]
Pass [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	144,611	[1]	178,713	[1]
Pass [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	110,059	[1]	126,955	[1]
Pass [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	7,837	[1]	10,287	[1]
Pass [Member] | On-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,988,945	[1]	1,486,003	[1]
Pass [Member] | On-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,348,205	[1]	947,097	[1]
Pass [Member] | On-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	290,064	[1]	226,253	[1]
Pass [Member] | On-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	300,308	[1]	252,525	[1]
Pass [Member] | On-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	39,022	[1]	48,156	[1]
Pass [Member] | On-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	10,987	[1]	11,972	[1]
Pass [Member] | On-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	359	[1]	0	[1]
Pass [Member] | Off-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	2,856,357	[1]	2,888,935	[1]
Pass [Member] | Off-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	1,251,834	[1]	1,143,790	[1]
Pass [Member] | Off-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	548,254	[1]	567,064	[1]
Pass [Member] | Off-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	844,130	[1]	922,254	[1]
Pass [Member] | Off-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	105,589	[1]	130,557	[1]
Pass [Member] | Off-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	99,072	[1]	114,983	[1]
Pass [Member] | Off-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	7,478	[1]	10,287	[1]
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	194,948	[1],[4]	186,514	[1],[4]
Substandard [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	40,185	[1],[4]	39,537	[1],[4]
Substandard [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	48,912	[1],[4]	50,353	[1],[4]
Substandard [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	45,755	[1],[4]	56,208	[1],[4]
Substandard [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	16,297	[1],[4]	17,801	[1],[4]
Substandard [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	43,581	[1],[4]	21,478	[1],[4]
Substandard [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	218	[1],[4]	1,137	[1],[4]
Substandard [Member] | On-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	99,351	[1],[4]	91,132	[1],[4]
Substandard [Member] | On-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	21,147	[1],[4]	22,003	[1],[4]
Substandard [Member] | On-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	41,441	[1],[4]	29,647	[1],[4]
Substandard [Member] | On-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	10,844	[1],[4]	11,511	[1],[4]
Substandard [Member] | On-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	10,422	[1],[4]	12,660	[1],[4]
Substandard [Member] | On-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	15,382	[1],[4]	15,196	[1],[4]
Substandard [Member] | On-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	115	[1],[4]	115	[1],[4]
Substandard [Member] | Off-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	95,597	[1],[4]	95,382	[1],[4]
Substandard [Member] | Off-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	19,038	[1],[4]	17,534	[1],[4]
Substandard [Member] | Off-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	7,471	[1],[4]	20,706	[1],[4]
Substandard [Member] | Off-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	34,911	[1],[4]	44,697	[1],[4]
Substandard [Member] | Off-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	5,875	[1],[4]	5,141	[1],[4]
Substandard [Member] | Off-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	28,199	[1],[4]	6,282	[1],[4]
Substandard [Member] | Off-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 103	[1],[4]	$ 1,022	[1],[4]

[1]	Amounts represent unpaid principal balance of risk-rated loans, which is the basis Farmer Mac uses to analyze its portfolio, and recorded investment of past due loans.
[2]	(1)Amounts represent unpaid principal balance of risk-rated loans, which is the basis Farmer Mac uses to analyze its portfolio, and recorded investment of past due loans.
[3]	Assets in the Special mention category generally have potential weaknesses due to performance issues but are currently considered to be adequately secured.
[4]	Substandard assets have a well-defined weakness or weaknesses and there is a distinct possibility that some loss will be sustained if deficiencies are not corrected.